Common Stock (FY) (Details) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
	Mar. 05, 2021	Mar. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Common Stock
Sale of common stock, net of issuance costs				$ 8,742
ATM Facility
Common Stock
Shares issued			300,000
Proceeds from issuance of common stock, net of offering costs		$ 8,700
Issuance cost		$ 300
ATM Facility | Maximum
Common Stock
Sale of common stock, net of issuance costs	$ 125,000